OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Minimum contractual future revenues to be received on time charters

Year ending December 31,	Total
(in thousands of $)
2014	50,188
2015	11,413
Total	61,601

Future minimum rental payments under non-cancellable operating leases

Year ending December 31,	Total
(in thousands of $)
2014	374
2015	381
2016	381
2017	381
2018	256
Total minimum lease payments	1,773